Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) ¥ / shares in Units, shares in Thousands				12 Months Ended
	Aug. 12, 2024 ¥ / shares	Jun. 01, 2023 ¥ / shares	Jan. 22, 2019 $ / shares	Feb. 28, 2026 CNY (¥) ¥ / shares shares	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 29, 2024 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning of period				2,629	3,226
Number of Options, Granted				752	650
Number of Options, Forfeited				(37)	(85)
Number of Options, Expired				(822)	(25)
Number of Options, Exercised				(14)	(1,137)
Number of Options, Options outstanding, End of period				2,508	2,629	3,226
Number of Options, Options vested or expected to vest				2,508
Number of Options, Options exercisable				1,256
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares				¥ 9.25	¥ 15.66
Weighted Average Exercise Price, Granted | (per share)	¥ 0.58	¥ 2	$ 4.6	11.18	7.28
Weighted Average Exercise Price, Forfeited | ¥ / shares				14.03	12.13
Weighted Average Exercise Price, Expired | ¥ / shares				11.18	14.57
Weighted Average Exercise Price, Exercised | ¥ / shares				5.49	5.95
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares				8.58	¥ 9.25	¥ 15.66
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares				8.58
Weighted Average Exercise Price, Options exercisable | ¥ / shares				¥ 7.58
Weighted Average Remaining Contract Life (Years), Options outstanding				8 years 4 months 2 days	6 years 2 months 8 days	4 years 29 days
Weighted Average Remaining Contract Life (Years), Granted				9 years 5 months 1 day	9 years 6 months
Weighted Average Remaining Contract Life (Years), Forfeited				4 years 1 month 9 days	5 years 29 days
Weighted Average Remaining Contract Life (Years), Expired				1 month 6 days	8 years 3 months 29 days
Weighted Average Remaining Contract Life (Years), Exercised				1 year 11 months 1 day	8 years 11 months 26 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest				8 years 4 months 2 days
Weighted Average Remaining Contract Life (Years), Options exercisable				7 years 7 months 24 days
Aggregate Intrinsic Value, Options outstanding | ¥				¥ 1,262,000	¥ 131,000
Aggregate Intrinsic Value, Options vested or expected to vest | ¥				1,262,000
Aggregate Intrinsic Value, Options exercisable | ¥				¥ 1,194,000